Derivative and Hedging Instruments (Tables)	12 Months Ended
Dec. 31, 2013
Balance Sheet Location and Fair Value of Derivatives

The following table presents the balance sheet location and the fair value of the derivatives, including embedded derivatives, as of December 31:

	Fair value
Derivative instruments, net	2013	2012
GMWB	$9,084	(52,138)
GMAB	(2,498)	(14,527)
MVLO	(29,226)	(28,960)
Interest rate swaps	(67,765)	(3,271)

Total derivative instruments, net	$(90,405)	(98,896)

Location in balance sheets
Derivatives	$5,508	2,159
Account balances and future policy benefit reserves	(22,640)	(95,625)
Other derivative liabilities	(73,273)	(5,430)

Total derivative instruments, net	$(90,405)	(98,896)

Gains or Losses Recognized In Income

The following table presents the gains or losses recognized in income on the various derivative instruments:

Derivative instruments, net		Amount of gains (losses) on derivatives recognized for the years ended December 31
	Location in statements of operations	2013	2012	2011
GMWB	Change in fair value of annuity embedded derivatives	$61,222	7,103	(54,353)
GMAB	Change in fair value of annuity embedded derivatives	11,899	(290)	(11,781)
MVLO	Change in fair value of annuity embedded derivatives	(1,575)	(9,286)	3,778

	Total change in fair value of annuity embedded derivatives	71,546	(2,473)	(62,356)
MVLO	Policy fees	1,061	301	(4,379)
MVLO	Policyholder benefits	248	127	(276)
Interest rate swaps	Change in fair value of assets and liabilities	(58,289)	110	—
Futures	Change in fair value of assets and liabilities	(20,684)	(14,786)	(8,116)

	Total derivative loss	$(6,118)	(16,721)	(75,127)

Derivative Assets Subject to Master Netting Arrangement

The following tables present additional information about derivative assets and liabilities subject to an enforceable master netting arrangement as of the dates indicated:

	December 31, 2013
				Gross amounts not offset in the balance sheet
	Gross amounts recognized	Gross amounts offset in the balance sheet	Net amounts presented in the balance sheet	Financial instruments (1)	Collateral pledged/ received	Net amounts
Derivative assets	$5,508	—	5,508	(5,508)	—	—
Derivative liabilities	(73,273)	—	(73,273)	5,508	66,853	(912)

Net derivatives	$(67,765)	—	(67,765)	—	66,853	(912)

	December 31, 2012
				Gross amounts not offset in the balance sheet
	Gross amounts recognized	Gross amounts offset in the balance sheet	Net amounts presented in the balance sheet	Financial instruments (1)	Collateral pledged/ received	Net amounts
Derivative assets	$2,159	—	2,159	(713)	(1,441)	5
Derivative liabilities	(5,430)	—	(5,430)	713	1,525	(3,192)

Net derivatives	$(3,271)	—	(3,271)	—	84	(3,187)

(1)	Represents the amount of assets or liabilities that could be offset by liabilities or assets with the same counterparty under master netting or similar arrangements that management elects not to offset on the Balance Sheets.

Derivative Liabilities Subject to Master Netting Arrangement

The following tables present additional information about derivative assets and liabilities subject to an enforceable master netting arrangement as of the dates indicated:

	December 31, 2013
				Gross amounts not offset in the balance sheet
	Gross amounts recognized	Gross amounts offset in the balance sheet	Net amounts presented in the balance sheet	Financial instruments (1)	Collateral pledged/ received	Net amounts
Derivative assets	$5,508	—	5,508	(5,508)	—	—
Derivative liabilities	(73,273)	—	(73,273)	5,508	66,853	(912)

Net derivatives	$(67,765)	—	(67,765)	—	66,853	(912)

	December 31, 2012
				Gross amounts not offset in the balance sheet
	Gross amounts recognized	Gross amounts offset in the balance sheet	Net amounts presented in the balance sheet	Financial instruments (1)	Collateral pledged/ received	Net amounts
Derivative assets	$2,159	—	2,159	(713)	(1,441)	5
Derivative liabilities	(5,430)	—	(5,430)	713	1,525	(3,192)

Net derivatives	$(3,271)	—	(3,271)	—	84	(3,187)

(1)	Represents the amount of assets or liabilities that could be offset by liabilities or assets with the same counterparty under master netting or similar arrangements that management elects not to offset on the Balance Sheets.